DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2016
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
4.	DISCONTINUED OPERATIONS

4.1 Deconsolidation of Nuomi Inc. and its subsidiaries

Nuomi Inc. and its subsidiaries (collectively the "Nuomi") primarily provided deep-discount localized social commerce services and products through Nuomi.com to Nuomi users. Entertainment, dining, health and beauty services made up the majority of its social commerce deals.

On August 23, 2013, the Company, Baidu Holdings Limited ("Baidu") and Nuomi Inc., entered into a share purchase agreement whereby Baidu would purchase the newly issued shares of Nuomi Inc.. On a fully-diluted basis, upon the completion of the transaction on October 26, 2013, the Company's ownership of Nuomi Inc. was reduced to 31.61%. As a result, from October 26, 2013, the Company no longer retained power of control over Nuomi and accordingly deconsolidated Nuomi's financial statements from the Company's consolidated financial statements.

On October 26, 2013, the Company used the equity method to account for the investment in Nuomi Inc. amounting to $63,626, which represented the fair value of 31.61% equity interest in Nuomi Inc. and was determined by the Company with the assistance of an independent valuation firm.

In February 2014, the Company sold the remaining 31.61% equity interest in Nuomi Inc. to Baidu in the amount of $68,066 with a gain of $56,993 (see Note 7).

4.2 Deconsolidation of Qianjun Technology

On October 28, 2014, the Company, the nominee shareholder of Qianjun Technology and a subsidiary of Sohu.com (“Sohu”), entered into a share purchase agreement, whereby Sohu would acquire 100% ownership of Qianjun Technology in the amount of $25,000, of which $21,831 was related to the repayment of intercompany loan provided by the Company to Qianjun Technology.

Upon the completion of the change of commerce registration, on December 1, 2014, the Company no longer retained power of control over Qianjun Technology and accordingly deconsolidated Qianjun Technology’s financial statement from the Company’s consolidated financial statements.

On December 1, 2014, the Company calculated a gain regarding such disposition as follows:

		As of
	Note	December 1, 2014

The proceeds		$25,000
Less: The repayment of intercompany loan provided by the Company		21,831
Net consideration		3,169

Less: Cash and cash equivalents		168
Other current assets		3,654
Property and equipment, net		2,347
Intangible assets, net		11,509
Goodwill		13,652
Other non-current assets		78
Income tax payable		(426)
Current liabilities		(8,426)
Amount due to Sohu related to the repayment of intercompany loan		(21,831)

Net assets of Qianjun Technology		725

Less: Transaction related cost	(i)	1,955

Gain on deconsolidation of Qianjun Technology		$489

(i)
The transaction related cost represents the incremental cost resulting from the acceleration of the vesting of the nonvested restricted shares, which were granted to the employee of Qianjun Technology, to be fully vested on the disposition day (see Note 16).

4.3 Disposition of Online Gaming

On November 19, 2015, the Company reached a resolution to dispose of its Online Gaming which was subsequently sold in March 2016 for a gross consideration of $17,500, of which $7,500 was related to the repayment of intercompany loans provided by the Company to its Online Gaming business. The disposal of the Online Gaming represented a strategic shift and has a major effect on the Company’s result of operations. Accordingly, assets, liabilities, revenues and expenses and cash flows related to the Online Gaming entities have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. Additionally, long-lived assets classified as held for sale as of December 31, 2015 were measured at the lower of their carrying amount or fair value less cost to sell.

From March 31, 2016, the Company no longer retained power of control over Online Gaming and accordingly deconsolidated the Online Gaming’s financial statement from the Company’s consolidated financial statements.

On March 31, 2016, the Company calculated a gain regarding such disposition as follows:

As of
March 31, 2016

The proceeds	$17,500
Less: The repayment of intercompany loan provided by the Company	7,500

Net consideration	10,000

Less: Cash and cash equivalents	15,982
Prepaid expenses and other current assets	2,737
Property and equipment, net	194
Intangible assets, net	263
Other non-current assets	1,508
Accounts payable	(1,209)
Accrued expenses and other current liabilities	(7,062)
Amount due to the Company	(7,500)
Deferred revenue	(3,677)

Net assets of Online Gaming	1,236

Less: Tax expenses	454

Gain on deconsolidation of Online Gaming	$8,310

The condensed cash flow of Online Gaming were as follows for the years ended December 31, 2014, 2015 and 2016:

	Years ended December 31,
	2014	2015	2016

Net cash provided by (used in) operating activities	$13,404	$(10,164)	$11,171
Net cash (used in) provided by investing activities	$(1,668)	$(1,304)	$25

The operating results from discontinued operations included in the Company's consolidated statement of operations were as follows for the years ended December 31, 2014, 2015 and 2016.

	Years ended December 31,
	2014			2015	2016
		Qianjun
	Nuomi Inc.	Technology	Renren Games	Renren Games	Renren Games

Major classes of line items constituting pretax profit (loss) of discontinued operations
Net revenues	-	$6,822	$36,286	$17,071	$1,699
Cost of revenues	-	(15,361)	(13,309)	(9,426)	(871)
Selling, research and development, and general and administrative expenses	-	(11,018)	(16,534)	(6,362)	(485)
Impairment of intangible assets	-	(13,536)	(714)	-	-
Other income and expenses that are not major	-	1,963	(2,114)	1,181	150
(Loss) income from the operations of the discontinued operations, before income tax	-	(31,130)	3,615	2,464	493
Income tax benefit (expenses)	-	321	-	(944)	(102)
(Loss) income from the operations of the discontinued operations, net of tax	-	(30,809)	3,615	1,520	391

Gain on deconsolidation of the subsidiaries, net of tax	-	489	-	-	8,310

Gain on disposal of equity method investment, net of tax	56,993	-	-	-	-

Gain (loss) from the discontinued operations, net of tax	$56,993	$(30,320)	$3,615	$1,520	$8,701

All notes to the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the discontinued operations, where applicable.